Equity Incentive Plan - PSU activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2025	Feb. 28, 2026	May 31, 2025	May 31, 2024	May 31, 2023
Weighted average grant date fair value
Expected to be recognized over weighted-average period			1 year 6 months
RSU and PSU
Number of shares
Beginning shares		3,500		1,293
Granted (in shares)			3,500
Forfeited (in shares)				(1,293)
Ending shares	3,500		3,500		1,293
Weighted average grant date fair value
Beginning		$ 0.41		$ 0.58
Grant			$ 0.41
Forfeited				$ 0.58
Ending	$ 0.41		$ 0.41		$ 0.58
Weighted average remaining contractual life in years			1 year 9 months		9 months 21 days
Performance target level percentage for non-vested equity-based payment instruments			100.00%
Unrecognized compensation expense	$ 1.4		$ 1.4
Expected to be recognized over weighted-average period			1 year 9 months
PSU
Number of shares
Beginning shares		3,500
Granted (in shares)			3,500
Ending shares	3,500	3,500	3,500
Weighted average grant date fair value
Beginning		$ 0.41
Ending	$ 0.41	$ 0.41	$ 0.41
Weighted average remaining contractual life in years		1 year	1 year 9 months
Performance target level percentage for non-vested equity-based payment instruments		100.00%
Unrecognized compensation expense		$ 1.4
Expected to be recognized over weighted-average period		1 year
PSU | Maximum
Weighted average grant date fair value
Performance target level percentage for non-vested equity-based payment instruments	100.00%	100.00%
PSU | Minimum
Weighted average grant date fair value
Performance target level percentage for non-vested equity-based payment instruments	0.00%	0.00%
Stock Options and Warrants
Weighted average grant date fair value
Unrecognized compensation expense	$ 1.7		$ 1.7
Vested during the period, grant date fair value			$ 1.3	$ 3.3